COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Eight research and development agreements
Purchase commitments	$ 18,649,121	$ 13,375,009
Game software development agreements
Purchase commitments	$ 7,815,143	$ 1,221,196